Note 5 - Allowance for Loan Losses	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Allowance for Credit Losses [Text Block]

Note 5. Allowance for Loan Losses

(in thousands)

The allowance for loan losses is a reserve established through a provision for possible loan losses charged to expense, which represents management’s best estimate of probable losses that will occur within the existing portfolio of loans. The allowance, in the judgment of management, is necessary to reserve for estimated loan losses and risks inherent in the loan portfolio.

The allowance on the majority of the loan portfolio is calculated using a historical chargeoff percentage applied to the current loan balances by loan segment. This historical period is the average of the previous 20 quarters with the most current quarters weighted to show the effect of the most recent chargeoff activity. This percentage is also adjusted for economic factors such as unemployment and general business conditions, both local and nationwide.

The group of loans that are considered to be impaired are individually evaluated for possible loss and a specific reserve is established to cover any loss contingency. Loans that are determined to be a loss with no benefit of remaining in the portfolio are charged off to the allowance. These specific reserves are reviewed periodically for continued impairment and adequacy of the specific reserve and adjusted when necessary.

The following table details activity in the allowance for loan losses by portfolio segment for the years ended December 31:

	Real	Business
2022	Estate	Loans	Consumer	Total
Beginning Balance	$3,622	$645	$246	$4,513
Provision for loan losses	279	96	(251)	124
Chargeoffs	8	61	110	179
Recoveries	261	33	512	806
Net chargeoffs	(253)	28	(402)	(627)
Ending Balance	$4,154	$713	$397	$5,264

Period end allowance allocated to:
Loans individually evaluated for impairment	$116	$-	$-	$116
Loans collectively evaluated for impairment	4,038	713	397	5,148
Ending Balance	$4,154	$713	$397	$5,264

	Real	Business
2021	Estate	Loans	Consumer	Total
Beginning Balance	$3,885	$611	$239	$4,735
Provision for loan losses	231	199	979	1,409
Chargeoffs	628	183	1,327	2,138
Recoveries	134	18	355	507
Net chargeoffs	494	165	972	1,631
Ending Balance	$3,622	$645	$246	$4,513

Period end allowance allocated to:
Loans individually evaluated for impairment	$3	$36	$-	$39
Loans collectively evaluated for impairment	3,619	609	246	4,474
Ending Balance	$3,622	$645	$246	$4,513

	Real	Business
2020	Estate	Loans	Consumer	Total
Beginning Balance	$3,075	$371	$309	$2,334
Provision for loan losses	1,072	422	(9)	1,485
Chargeoffs	384	229	104	717
Recoveries	122	47	43	212
Net chargeoffs	262	182	61	505
Ending Balance	$3,885	$611	$239	$4,735

Period end allowance allocated to:
Loans individually evaluated for impairment	$782	$125	$-	$907
Loans collectively evaluated for impairment	3,103	486	239	3,828
Ending Balance	$3,885	$611	$239	$4,735

The Company’s recorded investment in loans as of December 31, 2022 and 2021 related to each balance in the allowance for loan losses by portfolio segment and disaggregated on the basis of the Company’s impairment methodology was as follows:

	Real	Business
2022	Estate	Loans	Consumer	Total
Loans individually evaluated for impairment	$3,081	$196	$-	$3,277
Loans collectively evaluated for impairment	469,776	96,808	15,730	582,314
	$472,857	$97,004	$15,730	$585,591

	Real	Business
2021	Estate	Loans	Consumer	Total
Loans individually evaluated for impairment	$2,102	$232	$-	$2,334
Loans collectively evaluated for impairment	462,674	92,890	13,949	569,513
	$464,776	$93,122	$13,949	$571,847

Net chargeoffs (recoveries), segregated by class of loans, were as follows:

	2022	2021	2020
Real Estate:
Land Development and Construction	$(14)	$27	$(6)
Farmland	(1)	(1)	-
1-4 Family Mortgages	(71)	(76)	243
Commercial Real Estate	(167)	544	25
Total Real Estate Loans	(253)	494	262

Business Loans:
Commercial and Industrial Loans	31	165	182
Farm Production and Other Farm Loans	(3)	-	-
Total Business Loans	28	165	182

Consumer Loans:
Credit Cards	46	19	39
Other Consumer Loans	(448)	953	22
Total Consumer Loans	(402)	972	61

Total net (recoveries) chargeoffs	$(627)	$1,631	$505